Geographical Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Geographical Segment Information
Schedule of Geographical Segment Information

	Canada	Turkey	Bermuda	Bulgaria	Total
Revenue for the six months ended June 30,
2022	$-	$2,511,598	$-	$-	$2,511,598
2021	$-	$1,957,817	$-	$-	$1,957,817
Non-current assets as at
June 30, 2022	$24,710	$856,975	$-	$3,111,590	$3,993,275
December 31, 2021	$-	$1,573,185	$-	$3,116,146	$4,689,331